Shareholders’ Equity - Schedule of Fair Value of Representative’s Warrants was Determined Using the Binomial Tree Pricing Model (Details)	Apr. 04, 2025 $ / shares
Schedule of Fair Value of Representative’s Warrants was Determined Using the Binomial Tree Pricing Model [Abstract]
Share price	$ 46.72
Risk free interest rate	3.73%
Expected life (years)	5 years
Expected volatility	189.81%